TRADE ACCOUNTS RECEIVABLE - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ 4,875,394	R$ 4,999,004
Gross | in Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	2,622,865	2,641,881
Gross | exports from Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	617,577	262,306
Gross | outside of Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	1,724,838	2,187,404
Impairment
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ (89,886)	R$ (92,587)